Schedule of Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 1,591,703	$ 1,295,073	$ 4,073,933
Cost of Revenues [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	535,391	435,615	1,370,323
Research and Development [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	891,354	725,241	2,281,403
General and Administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	111,419	90,655	285,175
Communications and Marketing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 53,539	$ 43,562	$ 137,032